Group Accounting Policies - IFRS 9 Liabilities (Details) - IFRS 9 - USD ($) $ in Millions	Jan. 01, 2018	Dec. 31, 2017
Derivatives
Initial application of IFRS 9
Financial liabilities, carrying amount immediately before initial application of IFRS 9		$ (24)
Financial liabilities, carrying amount immediately after initial application of IFRS 9	$ (24)
Non-current Derivatives
Initial application of IFRS 9
Financial liabilities, carrying amount immediately before initial application of IFRS 9		$ (4)
Financial liabilities, carrying amount immediately after initial application of IFRS 9	$ (4)